ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA CC

ADVISOR’S EDGE® NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

Supplement dated January 20, 2022

to the

Prospectus dated May 1, 2018

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA CC

Supplement dated January 20, 2022

to the

Prospectus dated May 1, 2016

Effective on or about January 1, 2022, based on changes to the underlying portfolios, the following name and subadvisor change occurred:

Subaccount Name	Current Subadvisor	New Subadvisor
Transamerica International Focus VP	Transamerica International Focus VP	Epoch Investment Partners, Inc.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.